Significant Accounting Policies (Details)	12 Months Ended
Jan. 31, 2020
Pivot Europe Pharmaceuticals AG [Member]
Statement [Line Items]
% of ownership	100.00%
Jurisdiction	Lichtenstein
Thrudermic, LLC [Member]
Statement [Line Items]
% of ownership	100.00%
Jurisdiction	U.S.A.
Pivot Naturals, LLC [Member]
Statement [Line Items]
% of ownership	100.00%
Jurisdiction	U.S.A.
BetterLife Pharma US Inc. [Member]
Statement [Line Items]
% of ownership	100.00%
Jurisdiction	U.S.A.
Pivot Green Stream Health Solutions Inc. (dissolved January 2020) [Member]
Statement [Line Items]
% of ownership	100.00%
Jurisdiction	Canada
Pivot Pharmaceuticals Manufacturing Corp. [Member]
Statement [Line Items]
% of ownership	100.00%
Jurisdiction	Canada
BetterLife Pharma Inc. (formerly Pivot Pharmaceuticals Inc.) [Member]
Statement [Line Items]
Jurisdiction	Canada
% of ownership	Parent